Note 1 - Organization and Basis of Presentation: Organization, History and Business (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Organization, History and Business

Organization, History and Business

MineralRite Corporation (“the Company”) was incorporated in Nevada on October 22, 1996 under its original name PSM Corp.  The Company changed its emphasis to the exploration and development of natural resources and on November 23, 2005 changed its name to Royal Quantum Group, Inc. On October 18, 2012, the Company again changed its name from Royal Quantum Group, Inc. to MineralRite Corporation. On August 31, 2012, the Company declared a 50-for-1 reverse stock split of its common stock. All references in the accompanying financials to the number of shares outstanding and per-share amounts have been restated to reflect this stock split.

On March 1, 2013, the Company acquired 100% of the total shares outstanding of Goldfield International, Inc. (“Goldfield”) in exchange for issuing 2,000,000 shares of its common stock. The acquisition was based the fair value of the shares issued amounting to $900,000. The accompanying unaudited condensed financial statements include the accounts and balances of the Company and also of Goldfield since the date of its acquisition. Goldfield is in the business of manufacturing gold mining equipment.

On April 24, 2013, the Company entered into a joint venture agreement with CSI Export and Import (“CSI”) to mine copper ore on leased acreage in Chiapas, Mexico. For $100,000, the Company acquired a 50% in the joint venture which has a 25% participation interest in the production and sale of the indicated copper ore. The Company accounts for its investment in with CSI under the equity method pursuant to ASC Topic 323-30.